Share-based compensation - Restriction of the Parent's ordinary shares held by the Founding Members (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Dec. 17, 2020 CNY (¥)	May 18, 2018	Jan. 31, 2021 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Weighted-Average Grant Date Fair Value
Sharebased compensation expense | ¥				¥ 369,655	¥ 362,868	¥ 166,161
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impact on the awards' fair value | ¥	¥ 0
Number of Shares
Beginning balance			24,589,302				24,589,302	65,571,473
Vested				0	0	0	(24,589,302)	(40,982,171)
Ending balance								24,589,302
Weighted-Average Grant Date Fair Value
Beginning balance | $ / shares							$ 0.09	$ 0.09
Vested | $ / shares							$ 0.09	0.09
Ending balance | $ / shares								$ 0.09
Vested				0	0	0	24,589,302	40,982,171
Sharebased compensation expense | ¥			¥ 11,398	¥ 0	¥ 0	¥ 0
Restricted shares | Second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Restricted shares | Year 1 after the second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted shares | Year 2 after the second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%